Condensed consolidated statements of financial position (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Statement of financial position [abstract]
Receivables due from related parties	$ 291	$ 322
Current payables to related parties	285	291
Assets held for sale (note 5)	$ 199	$ 0